INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue
Royalties	$ 1,775,790	$ 1,110,463	$ 442,689
Revenues from contracts with customers	172,350,699	160,308,979	133,491,118
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 170,574,909	$ 159,198,516	$ 133,048,429